Convertible unsecured senior notes - General (Details) $ / shares in Units, ¥ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) shares	May 31, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Convertible senior notes outstanding rate for redemption rights			10.00%	10.00%
2024 Convertible Senior Notes
Debt Instrument [Line Items]
Principal amount | $		$ 5,000,000,000
Debt Instrument, interest rate terms			The 2024 Convertible Senior Notes are senior unsecured obligations, and interest at an annual rate of 0.5% is payable in arrears semiannually.
Interest rate		0.50%
Debt conversion, shares | shares		9.5202	9.8915
Debt conversion, principal amount | $		$ 1,000	$ 1,000
Percentage of ADS price threshold for convertible bonds redemption			130.00%
Unamortized debt discounts and debt issuance costs | ¥				¥ 308		¥ 424
Fair value			$ 6,929,000,000	¥ 47,869	$ 7,151,000,000	¥ 51,854
Effective interest rate			0.08%	0.08%	0.08%	0.08%
Purchase of capped call transactions			$ 638,000,000	¥ 4,612
Debt instrument, capped call transactions, initial cap price (in dollars per share) | $ / shares			$ 161.6
2024 Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Debt conversion, shares | shares		12.3762	12.8589
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Principal amount | $	$ 3,200,000,000
Debt conversion, shares | shares	5.1773
Debt conversion, principal amount | $	$ 1,000		$ 1,000
Unamortized debt discounts and debt issuance costs | ¥				258
Fair value			$ 3,047,000,000	¥ 21,050
Effective interest rate			0.03%	0.03%
Purchase of capped call transactions			$ 184,000,000	¥ 1,309
Debt instrument, capped call transactions, initial cap price (in dollars per share) | $ / shares			$ 235.46
2025 Convertible Senior Notes | Maximum
Debt Instrument [Line Items]
Debt conversion, shares | shares		6.7953